Stock Warrants and Earnout Shares - Schedule of Assumptions Used to Estimate Fair Value of Earnout Shares Liability (Details)		12 Months Ended
	Aug. 10, 2021	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Expected volatility	62.20%	72.10%
Risk-free interest rate	1.36%	1.51%
Expected dividend yield	0.00%	0.00%
Expected term (years)	10 years	9 years 7 months 9 days